Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Cash and cash equivalents	$ 8,770.0	$ 4,649.8
Subsidiary assets pledged for short sale and derivative obligations, treasury bills and other eligible bills	16.8	0.0
Restricted cash and cash equivalents	835.0	430.7
Cash and cash equivalents as presented on the consolidated statements of cash flows	7,935.0	4,219.1	$ 3,125.6
Holding Company
Entity Information [Line Items]
Cash and balances with banks	129.1	131.9
Treasury bills and other eligible bills	866.3	401.3
Cash and cash equivalents	995.4	533.2
Cash and investments	2,368.4	1,371.6
Cash and balances with banks, restricted	1.7	2.8
Subsidiary investments
Entity Information [Line Items]
Cash and balances with banks	2,355.5	1,668.2
Treasury bills and other eligible bills	5,028.6	2,275.2
Cash and cash equivalents	17,382.5	9,938.0
Cash and investments	37,013.2	27,293.4
Cash and balances with banks, restricted	546.8	180.8
Treasury bills and other eligible bills, restricted	286.5	247.1
Fairfax India
Entity Information [Line Items]
Cash and balances with banks	44.0	44.5
Treasury bills and other eligible bills	0.0	128.7
Cash and cash equivalents	44.0	173.2
Fairfax Africa
Entity Information [Line Items]
Cash and balances with banks	329.7	0.0
Cash and cash equivalents | Holding Company
Entity Information [Line Items]
Cash and investments	995.4	533.2
Cash and cash equivalents | Subsidiary investments
Entity Information [Line Items]
Cash and investments	$ 7,384.1	$ 3,943.4